Investments - Summary of Investments in Real Estate (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [abstract]
Beginning balance	€ 1,999	€ 1,990
Additions	239	89
Subsequent expenditure capitalized	10	12
Transfers from other headings	1	34
Disposals	(202)	(215)
Fair value gains / (losses)	193	70
Net exchange differences	(89)	19
Other	(4)	(1)
Ending balance	€ 2,147	€ 1,999